Note 7 - Servicing (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Servicing Assets at Fair Value [Table Text Block]
	(in thousands)
	2018	2017	2016
Fair value at beginning of year	$1,270	$1,247	$1,181
Capitalized servicing rights – new loan sales	164	183	273
Disposals (amortization based on loan payments and payoffs)	(147)	(129)	(195)
Change in fair value	26	(31)	(12)
Fair value at end of year	$1,313	$1,270	$1,247